Note 1 - Organization	12 Months Ended
Sep. 30, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1. ORGANIZATION

National Holdings Corporation (“National” or the “Company”), a Delaware corporation organized in 1996, is a financial services organization, operating primarily through its wholly owned subsidiaries, National Securities Corporation (“National Securities” or “NSC”) and vFinance Investments, Inc. (“vFinance Investments”) (collectively, the “Broker-Dealer Subsidiaries”). The Broker-Dealer Subsidiaries conduct a national securities brokerage business through their main offices in New York, New York, Boca Raton, Florida, and Seattle, Washington.

Through its Broker-Dealer Subsidiaries, the Company offers (1) full service retail brokerage to approximately 39,000 high net worth individual and institutional clients, (2) provides investment banking, merger, acquisition and advisory services to micro, small and mid-cap high growth companies, (3) engages in trading securities, including making markets in approximately 6,000 micro and small-cap, NASDAQ and other exchange listed stocks and (4) provides liquidity in the United States Treasury marketplace. The Broker-Dealer Subsidiaries are introducing brokers and clear all transactions through clearing organizations on a fully disclosed basis. They are registered with the Securities and Exchange Commission ("SEC"), are members of the Financial Industry Regulatory Authority ("FINRA") and Securities Investor Protection Corporation ("SIPC"). National Securities and vFinance Investments are also members of the National Futures Association ("NFA").

National also has a wholly owned subsidiary, National Asset Management, Inc., a Washington corporation ("NAM"). NAM is a federally-registered investment adviser providing asset management advisory services to high net worth clients for a fee based upon a percentage of assets managed.

National also has a wholly owned subsidiary, National Insurance Corporation, a Washington corporation (“National Insurance”). National Insurance provides fixed insurance products to its clients, including life insurance, disability insurance, long term care insurance and fixed annuities.

Recapitalization

During January 2013, the Company issued 29,451,596 shares of the Company’s common stock in a private placement transaction for proceeds of approximately $8.6 million, net of expenses. The Company used the proceeds from the issuance of the shares to repay certain outstanding indebtedness and for general corporate, working capital, and net capital purposes and associated and costs and fees relating to the transaction.

During January 2013, the Company issued 10,000,000 shares of its common stock in satisfaction of obligations under convertible notes aggregating $5,000,000 and paid off senior subordinated notes payable of $2,800,000.

During January 2013, the Company converted the Series C preferred stock into 3,416,691 shares of common stock and the Series D preferred stock into 6,000,000 shares of common stock.

On August 28, 2013, the Company entered into a Securities Purchase Agreement with the selling stockholders providing for the issuance and sale of 10,583,330 shares of the Company’s common stock for an aggregate purchase price of approximately $3.0 million, net of expenses.

Merger

On October 15, 2013, the Company completed its merger with Gilman Ciocia, Inc. (see Note 21 – Subsequent Events)